Loans (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
At fixed interest rates
Disclosure of detailed information about financial instruments [line items]
Percentage of loan portfolio at fixed interest rate maturing in not more than one hundred and eight days	79.00%	71.00%
Annual interest rate | Minimum of the year
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	1.27%	0.53%
Annual interest rate | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	15.32%	10.23%